SCHEDULE OF SEGMENT CONDENSED CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 19,274
Inventory	713,725			737,223				815,612
Accounts receivable	55,204			25,641				21,536
Other current assets	536,386			485,621				441,095
Total current assets	1,663,950			1,277,925				1,529,637
Investment in securities at cost	248,000			248,000				300,000
Property and equipment, net of accumulated depreciation	5,094			6,407				18,925
Total assets	1,917,044			1,532,332				1,848,562
Current Liabilities:
Accounts payable	507,524			762,440				625,848
Cash overdraft				30,384
Liabilities for product returns and credits	104,565			70,054				8,701
Accrued liabilities	2,595,868			2,776,008				2,889,389
Accrued payroll and compensation expense	5,602,489			5,381,549				5,067,213
Accrued interest, current portion	6,704,921			6,281,805				5,758,603
Convertible debenture, current portion, net of discounts	264,284			264,284				264,284
Derivative liability	2,492,987			2,458,435				1,296,937	$ 1,004,837
Liabilities from discontinued operations	4,779,745			4,664,960				4,511,075
Total current liabilities:	24,561,082			23,117,170				20,858,731
Note payable, net of current portion	643,000			643,000				634,636
Convertible debenture, net of current portion, net of discount	2,256,587			2,177,723				2,077,934
Total liabilities	27,460,669			25,937,893				23,627,247
Stockholders’ Equity:
Common stock	4,945			4,945				4,945
Additional paid-in capital	37,233,561			37,233,561				37,233,561
Accumulated deficit	(62,782,131)			(61,644,067)				(59,017,191)
Total stockholders’ deficit	(25,543,625)	$ (25,123,747)	$ (24,560,997)	(24,405,561)	$ (23,592,835)	$ (22,692,882)	$ (22,296,773)	(21,778,685)	$ (42,067,045)
Total liabilities and stockholders’ deficit	1,917,044			1,532,332				1,848,562
Nonrelated Party [Member]
Current Assets:
Deposits on inventory	339,361			28,803				26,983
Current Liabilities:
Short-term advances payable	162,866			162,966				172,966
Note payable	90,000			90,000				90,000
Related Party [Member]
Current Assets:
Deposits on inventory				637				224,411
Current Liabilities:
Short-term advances payable	1,104,000			22,452				21,882
Note payable	151,833			151,833				$ 151,833
Tobacco Line [Member]
Current Assets:
Cash	19,274
Inventory	670,902			641,919
Accounts receivable	51,892
Other current assets
Total current assets	1,061,067			642,556
Investment in securities at cost
Property and equipment, net of accumulated depreciation
Total assets	1,061,067			642,556
Current Liabilities:
Accounts payable	477,073			244,524
Cash overdraft
Liabilities for product returns and credits	98,291			61,353
Accrued liabilities	2,440,116			1,397,825
Accrued payroll and compensation expense	5,266,340			4,391,000
Accrued interest, current portion
Convertible debenture, current portion, net of discounts
Derivative liability
Liabilities from discontinued operations
Total current liabilities:	8,281,820			6,094,702
Note payable, net of current portion
Convertible debenture, net of current portion, net of discount
Total liabilities	8,281,820			6,094,702
Stockholders’ Equity:
Common stock
Additional paid-in capital
Accumulated deficit	(7,220,753)			(5,452,146)
Total stockholders’ deficit	(7,220,753)			(5,452,146)
Total liabilities and stockholders’ deficit	1,061,067			642,556
Tobacco Line [Member] | Nonrelated Party [Member]
Current Assets:
Deposits on inventory	318,999
Current Liabilities:
Short-term advances payable
Note payable
Tobacco Line [Member] | Related Party [Member]
Current Assets:
Deposits on inventory				637
Current Liabilities:
Short-term advances payable
Note payable
All Other Product Line [Member]
Current Assets:
Cash
Inventory	42,823			95,304
Accounts receivable	3,312			25,641
Other current assets	536,386			485,621
Total current assets	602,883			635,369
Investment in securities at cost	248,000			248,000
Property and equipment, net of accumulated depreciation	5,094			6,407
Total assets	855,977			889,776
Current Liabilities:
Accounts payable	30,451			517,916
Cash overdraft				30,384
Liabilities for product returns and credits	6,274			8,701
Accrued liabilities	155,752			1,378,183
Accrued payroll and compensation expense	336,149			990,549
Accrued interest, current portion	6,704,921			6,281,805
Convertible debenture, current portion, net of discounts	264,284			264,284
Derivative liability	2,492,987			2,458,435
Liabilities from discontinued operations	4,779,745			4,664,960
Total current liabilities:	16,279,262			17,022,468
Note payable, net of current portion	643,000			643,000
Convertible debenture, net of current portion, net of discount	2,256,587			2,177,723
Total liabilities	19,178,849			19,843,191
Stockholders’ Equity:
Common stock	4,945			4,945
Additional paid-in capital	37,233,561			37,233,561
Accumulated deficit	(55,561,378)			(56,191,921)
Total stockholders’ deficit	(18,322,872)			(18,953,415)
Total liabilities and stockholders’ deficit	855,977			889,776
All Other Product Line [Member] | Nonrelated Party [Member]
Current Assets:
Deposits on inventory	20,362			28,803
Current Liabilities:
Short-term advances payable	162,866			162,966
Note payable	90,000			90,000
All Other Product Line [Member] | Related Party [Member]
Current Assets:
Deposits on inventory
Current Liabilities:
Short-term advances payable	1,104,000			22,452
Note payable	$ 151,833			$ 151,833